Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Schedule of Amounts Used to Calculate Basic and Diluted Earnings Per Share
The following table summarizes the amounts used to calculate basic and diluted earnings per share.

	For the six months ended June 30,
(€ thousands)	2026	2025
Profit attributable to shareholders of the Parent Company	23,162	43,083

Weighted average number of shares for basic earnings per share	268,454,497	253,023,790
Adjustments for calculation of diluted earnings per share:
Long-term incentive awards (1)	1,119,582	1,571,887
Former CEO share awards (2)	473,440	751,622
Non-executive directors remuneration in shares (3)	194,139	180,713
Weighted average number of shares for diluted earnings per share	270,241,658	255,528,012

Basic earnings per share in €	0.09	0.17
Diluted earnings per share in €	0.09	0.17

For the six months ended June 30, 2026 and 2025, the diluted weighted average number of shares outstanding was increased to take into consideration the effect of potential ordinary shares relating to equity awards granted by the Group, to the extent to which they are dilutive. Potential ordinary shares are assumed to be converted into ordinary shares at the beginning of the period, except for new potential ordinary shares relating to awards granted during the period, which are considered to be converted from their grant date. The adjustments for the calculation of the weighted average number of shares for diluted earnings per share are further explained below. For additional information related to the Group’s equity incentive arrangements, see Note 20 — Share-based payments.
(1)Long-term incentive awards — Potential ordinary shares of the Company represented by performance share units (“PSUs”) and retention restricted share units (“RSUs”) granted to the Group’s senior management (the “Senior Management Team”) and other employees of the Group, which in the case of the PSUs are considered to be potential ordinary shares if the related performance conditions would have been met based on the Group’s performance up to the reporting date, and in the case of the RSUs are considered to be potential ordinary shares if the recipient was still employed by the Group at the reporting date.
(2)Former CEO share awards — Potential ordinary shares of the Company granted to the former Chairman and Chief Executive Officer of the Group (currently the Group Executive Chairman) in respect of his service up to December 31, 2025, arising from (i) PSUs granted to him, which are considered to be potential ordinary shares if the related performance conditions would have been met based on the Group’s performance up to the reporting date, and (ii) for the six months ended June 30, 2025 only, the exercise of share purchase rights for his 2024 fixed remuneration. This right was not subsequently exercised.
(3)Non-executive directors remuneration in shares — Potential ordinary shares of the Company granted to the non-executive directors for 50% of their annual base remuneration for services provided and which, under the related terms and conditions, will be delivered to the recipients in the second year subsequent to the year in which the services are provided.